Average Annual Total Returns - I Shares - SmartRetirement Blend Income Fund	Class I Life of Fund	Class I 1 Year	Class I 5 Years	Class I Inception Date	Class I Return After Taxes on Distributions Life of Fund	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	5.74%	9.38%	6.83%	Jul. 02, 2012	4.61%	7.99%	5.58%	4.03%	5.98%	4.84%	5.43%	8.81%	6.50%	6.14%	9.71%	7.41%